Average Annual Total Returns - Class K - iShares S&P 500 Index Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	18.42%
5 Years	15.20%
10 Years	13.82%
After Taxes on Distributions
Average Annual Return:
1 Year	17.86%
5 Years	14.59%
10 Years	13.27%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.18%
5 Years	12.10%
10 Years	11.46%